SUMMARY PROSPECTUS February 28, 2014 (As Amended November 28, 2014)

MFS® Inflation-Adjusted Bond Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated February 28, 2014, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

CLASS	TICKER SYMBOL
Class A	MIAAX
Class B	MIABX
Class C	MIACX
Class I	MIAIX
Class R1	MIALX
Class R2	MIATX
Class R3	MIAHX
Class R4	MIAJX
Class R5	MIAKX

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Effective December 29, 2014, the Maximum Sales Charge on Class A shares will be reduced to 4.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.15%
Total Annual Fund Operating Expenses	0.98%	1.73%	1.73%	0.73%	1.73%	1.23%	0.98%	0.73%	0.65%
Fee Reductions and/or Expense Reimbursements[1]	(0.18)%	(0.18)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.08)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.80%	1.55%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.60%

#

This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

1

MFS Fund Distributors, Inc., has agreed in writing to waive the Class A service fee to 0.15% of the fund’s average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2015. In addition, assets attributable to Class B shares purchased prior to May 1, 2006 are subject to the Class B service fee of 0.25% of the fund’s average daily net assets annually. On assets attributable to all other Class B shares, MFS Fund Distributors, Inc., has agreed in writing to waive the Class B service fee to 0.15% of the fund’s average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2015. In addition, Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.80% of the fund’s average daily net assets annually for Class A shares, 1.55% of the fund’s average daily net assets annually for Class B shares, 1.65% of the fund’s average daily net assets annually for each of Class C and Class R1 shares, 0.65% of the fund’s average daily net assets annually for each of Class I and Class R4 shares, 1.15% of the fund’s average daily net assets annually for Class R2 shares, 0.90% of the fund’s average daily net assets annually for Class R3 shares, and 0.60% of the fund’s average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least February 28, 2015.

IAB-SUM-112814

MFS Inflation-Adjusted Bond Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$553	$755	$974	$1,604
Class B Shares assuming
redemption at end of period	$558	$827	$1,122	$1,827
no redemption at end of period	$158	$527	$922	$1,827
Class C Shares assuming
redemption at end of period	$268	$537	$931	$2,034
no redemption at end of period	$168	$537	$931	$2,034
Class I Shares	$66	$225	$398	$899
Class R1 Shares	$168	$537	$931	$2,034
Class R2 Shares	$117	$382	$668	$1,482
Class R3 Shares	$92	$304	$534	$1,194
Class R4 Shares	$66	$225	$398	$899
Class R5 Shares	$61	$203	$357	$806

Effective December 29, 2014, the row for Class A shares in the above table is restated in its entirety as follows:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$503	$707	$927	$1,560

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other investments with inflation-adjusting features.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by the U.S. Treasury. MFS may also invest the fund’s assets in other inflation-adjusted debt instruments and non-inflation-adjusted debt instruments.

MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may invest the fund’s assets in foreign securities.

MFS allocates the fund’s assets across maturities and types of debt instruments based on its evaluation of macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury.

Issuer Focus Risk:  The fund’s performance could be more volatile than the performance of more diversified funds.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Liquidity Risk:  It may be difficult to value and it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

MFS Inflation-Adjusted Bond Fund

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.  The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

During the period(s) shown in the bar chart, the highest quarterly return was 5.17% (for the calendar quarter ended March 31, 2008) and the lowest quarterly return was (7.09)% (for the calendar quarter ended June 30, 2013).

Performance Table.

Average Annual Total Returns
(for the Periods Ended December 31, 2013)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(13.63)%	3.30%	3.19%
C Shares	(11.04)%	3.53%	2.99%
I Shares	(9.31)%	4.59%	4.02%
R1 Shares	(10.16)%	3.54%	2.92%
R2 Shares	(9.77)%	4.04%	3.41%
R3 Shares	(9.55)%	4.32%	3.69%
R4 Shares	(9.24)%	4.57%	3.97%
R5 Shares	(9.14)%	4.63%	4.04%
A Shares	(13.68)%	3.41%	3.36%
Returns After Taxes on Distributions
A Shares	(14.18)%	2.42%	2.09%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(7.73)%	2.32%	2.14%
Index Comparison (Reflects no deduction for fees, expenses or taxes)
Barclays U.S. Treasury Inflation Protected Securities Index	(8.61)%	5.63%	4.85%

Effective December 29, 2014, the rows for Class A shares in the above table are restated in their entirety as follows:

Average Annual Total Returns

(for the Periods Ended December 31, 2013)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
A Shares	(13.23)%	3.52%	3.41%
Returns After Taxes on Distributions
A Shares	(13.73)%	2.53%	2.14%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(7.48)%	2.40%	2.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Erik S. Weisman	2003	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R5	None	None

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains.  If your shares are held in a tax-deferred account, you will generally be taxed only upon withdrawals from the account.

MFS Inflation-Adjusted Bond Fund

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.